Operating Lease - Schedule of Operating Lease Related Assets and Liabilities and Other Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Related Assets and Liabilities and Other Information [Abstract]
Right of use assets, net	$ 228,330	$ 13,599
Operating lease liabilities, current	93,191	9,163
Operating lease liabilities, noncurrent	110,622
Total operating lease liabilities	203,813	9,163
Operating cash flows used in operating leases	$ 61,622	$ 21,632	$ 223,606
Weighted average remaining lease term (years)	2 years 2 months 4 days	7 months 6 days	1 year 1 month 6 days
Weighted average discount rate	4.75%	4.75%	4.75%